SHARE-BASED COMPENSATION - Warrants By Expiration Date (Details) - Warrants - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Number of Stock Appreciation Rights Units
Exercise Price (in dollar per share)	$ 9.56	$ 9.56
Warrants Outstanding (in shares)	44,384,041	47,318,882
Warrants Exercisable (in shares)	44,384,041
June 2026
Number of Stock Appreciation Rights Units
Exercise Price (in dollar per share)	$ 11.50
Warrants Outstanding (in shares)	30,664,500
Warrants Exercisable (in shares)	30,664,500
August 2027
Number of Stock Appreciation Rights Units
Exercise Price (in dollar per share)	$ 5.00
Warrants Outstanding (in shares)	10,739,541
Warrants Exercisable (in shares)	10,739,541
August 2028
Number of Stock Appreciation Rights Units
Exercise Price (in dollar per share)	$ 6.00
Warrants Outstanding (in shares)	2,980,000
Warrants Exercisable (in shares)	2,980,000